RELATED PARTY TRANSACTIONS (Details - Related party payables) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Due from related party	$ 191,595	$ 432,676
Langton [Member]
Related Party Transaction [Line Items]
Due from related party	0	120,075
Lowell Academy [Member]
Related Party Transaction [Line Items]
Due from related party	0	120,723
Kelly Xu [Member]
Related Party Transaction [Line Items]
Due from related party	191,595	167,520
Jason Wang [Member]
Related Party Transaction [Line Items]
Due from related party	$ 0	$ 24,358